Supplementary Financial Statement Information (Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Financial Statement Information [Abstract]
Interest income	$ 8	$ 26	$ 17
Foreign currency translation adjustments (see Note 1A3)	(186)	186	(665)
Interest expense	(308)	(1,062)	(1,246)
Derivative financial instruments and realized gain on marketable securities	(3)	(316)	(482)
Change in fair value of warrants and discount amortization	(4,869)	45	1,574
Financial expenses, net	$ (5,358)	$ (1,121)	$ (802)